PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Computer Equipment	Furniture	Leasehold Improvement	Furnace & Plant Equipment	Vehicle	Total
	$	$	$	$	$	$

Cost
Balance, October 31, 2020	32,318	38,916	7,610	28,413	–	107,257
Additions	77,955	11,510	129,257	2,278,205	–	2,496,927
Write-off of equipment	(4,245)	–	–	–	–	(4,245)
Foreign exchange effect	3,601	3,116	2,614	38,108	–	47,439
Balance, October 31, 2021	109,629	53,542	139,481	2,344,726	–	2,647,378
Additions	–	2,171	21,932	634,067	29,215	687,385
Foreign exchange effect	–	(230)	(3,611)	(49,144)	(136)	(53,121)
Balance, January 31, 2022	109,629	53,483	157,802	2,929,649	29,079	3,281,642

Accumulated Depreciation
Balance, October 31, 2020	14,677	8,326	4,818	–	–	27,821
Depreciation expense	13,907	7,443	8,827	13,971	–	44,148
Write-off of equipment	(2,057)	–	–	–	–	(2,057)
Foreign exchange effect	1,294	745	502	221	–	2,762
Balance, October 31, 2021	27,821	16,514	14,147	14,192	–	72,674
Depreciation expense	8,794	1,880	4,656	34,374	730	50,434
Foreign exchange effect	–	(35)	(230)	(442)	(3)	(710)
Balance, January 31, 2022	36,615	18,359	18,573	48,124	727	122,398

Net Book Value
Balance, October 31, 2020	17,641	30,590	2,792	28,413	–	79,436
Balance, October 31, 2021	81,808	37,028	125,334	2,330,534	–	2,574,704
Balance, January 31, 2022	73,014	37,124	139,229	2,881,525	28,352	3,159,244

	Computer Equipment	Furniture	Leasehold Improvement	Furnace & Plant Equipment	Total
	$	$	$	$	$

Cost
Balance, October 31, 2019	22,632	33,584	5,850	27,897	89,963
Additions	9,852	5,672	1,810	838	18,172
Foreign exchange effect	(166)	(340)	(50)	(322)	(878)
Balance, October 31, 2020	32,318	38,916	7,610	28,413	107,257
Additions	77,955	11,510	129,257	2,278,205	2,496,927
Write-off of equipment	(4,245)	–	–	–	(4,245)
Foreign exchange effect	3,601	3,116	2,614	38,108	47,439
Balance, October 31, 2021	109,629	53,542	139,481	2,344,726	2,647,378

Accumulated Depreciation
Balance, October 31, 2019	3,184	1,679	1,950	–	6,813
Depreciation expense	11,412	6,598	2,861	–	20,871
Foreign exchange effect	81	49	7	–	137
Balance, October 31, 2020	14,677	8,326	4,818	–	27,821
Depreciation expense	13,907	7,443	8,827	13,971	44,148
Write-off of equipment	(2,057)	–	–	–	(2,057)
Foreign exchange effect	1,294	745	502	221	2,762
Balance, October 31, 2021	27,821	16,514	14,147	14,192	72,674

Net Book Value
Balance, October 31, 2020	17,641	30,590	2,792	28,413	79,436
Balance, October 31, 2021	81,808	37,028	125,334	2,330,534	2,574,704